COLUMBIA TAX-MANAGED GROWTH FUND
                                  (THE "FUND")

      SUPPLEMENT TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 1, 2005


         Effective February 28, 2006, Stein Roe Investment Counsel ("SRIC") will no longer sub-advise the Fund. Effective February 28, 2006, Columbia Management Advisors, LLC ("Columbia Advisors"), the advisor to the Fund, will run the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities.




                                                          December 23, 2005
SUP-47/93600-1205